Segment Reporting Disclosure [Text Block]	12 Months Ended
Dec. 31, 2013
Segment Reporting Disclosure [Text Block]

26. Segment and Geographic Information

Operating segments are defined as components of an enterprise that engage in business activity from which revenues are earned and expenses incurred for which discrete financial information is available that is evaluated regularly by our chief operating decision maker in deciding how to allocate resources and in assessing performance.

We report our results of operations on a line-of-business basis through three operating segments - Automotive Finance operations, Insurance operations, and Mortgage operations, with the remaining activity reported in Corporate and Other. The operating segments are determined based on the products and services offered, and reflect the manner in which financial information is currently evaluated by management. The following is a description of each of our reportable operating segments.

Automotive Finance operations — Provides automotive financing services to consumers and automotive dealers. For consumers, we offer retail automotive financing and leasing for new and used vehicles, and through our commercial automotive financing operations, we fund dealer purchases of new and used vehicles through wholesale or floorplan financing.

Insurance operations — Offers both consumer financial and insurance products sold primarily through the automotive dealer channel, and commercial insurance products sold to dealers. As part of our focus on offering dealers a broad range of consumer financial and insurance products, we provide vehicle service contracts, maintenance coverage, and GAP products. We also underwrite selected commercial insurance coverages, which primarily insure dealers’ vehicle inventory in the United States.

Mortgage operations — Our ongoing Mortgage operations include the management of our held-for-investment mortgage portfolio.

Corporate and Other primarily consists of our Commercial Finance Group, our centralized corporate treasury activities, such as management of the cash and corporate investment securities portfolios, short- and long-term debt, retail and brokered deposit liabilities, derivative instruments, the amortization of the discount associated with debt issuances and bond exchanges, and the residual impacts of our corporate funds-transfer pricing (FTP) and treasury asset liability management (ALM) activities. Corporate and Other also includes certain equity investments, overhead that was previously allocated to operations that have since been sold or classified as discontinued operations, and reclassifications and eliminations between the reportable operating segments.

We utilize an FTP methodology for the majority of our business operations. The FTP methodology assigns charge rates and credit rates to classes of assets and liabilities based on expected duration and the LIBOR swap curve plus an assumed credit spread. Matching duration allocates interest income and interest expense to these reportable segments so their respective results are insulated from interest rate risk. This methodology is consistent with our ALM practices, which includes managing interest rate risk centrally at a corporate level. The net residual impact of the FTP methodology is included within the results of Corporate and Other.

The information presented in our reportable operating segments and geographic areas tables that follow are based in part on internal allocations, which involve management judgment.

Financial information for our reportable operating segments is summarized as follows.

Year ended December 31, ($ in millions)	Automotive Finance operations	Insurance operations	Mortgage operations	Corporate and Other (a)	Consolidated (b)
2013
Net financing revenue (loss)	$3,159	$57	$76	$(513)	$2,779
Other revenue	268	1,196	—	20	1,484

Total net revenue (loss)	3,427	1,253	76	(493)	4,263
Provision for loan losses	494	—	13	(6)	501
Total noninterest expense	1,662	999	321	423	3,405

Income (loss) from continuing operations before income tax expense	$1,271	$254	$(258)	$(910)	$357

Total assets	$109,312	$7,124	$8,168	$26,563	$151,167

2012
Net financing revenue (loss)	$2,827	$64	$149	$(1,149)	$1,891
Other revenue (loss)	322	1,150	1,159	(57)	2,574

Total net revenue (loss)	3,149	1,214	1,308	(1,206)	4,465
Provision for loan losses	253	—	86	(10)	329
Total noninterest expense	1,507	1,054	627	434	3,622

Income (loss) from continuing operations before income tax expense	$1,389	$160	$595	$(1,630)	$514

Total assets	$128,411	$8,439	$14,744	$30,753	$182,347

2011
Net financing revenue (loss)	$2,530	$62	$205	$(1,673)	$1,124
Other revenue	422	1,336	354	176	2,288

Total net revenue (loss)	2,952	1,398	559	(1,497)	3,412
Provision for loan losses	89	—	123	(51)	161
Total noninterest expense	1,530	1,082	344	472	3,428

Income (loss) from continuing operations before income tax expense	$1,333	$316	$92	$(1,918)	$(177)

Total assets	$112,591	$8,036	$33,906	$29,526	$184,059

(a)	Total assets for the Commercial Finance Group were $1.6 billion, $1.5 billion, and $1.2 billion at December 31, 2013, 2012 and 2011, respectively.

(b)	Net financing revenue after the provision for loan losses totaled $2.3 billion, $1.6 billion, and $1.0 billion for the years ended December 31, 2013, 2012, and 2011, respectively.

Information concerning principal geographic areas were as follows.

Year ended December 31, ($ in millions)	Revenue (a)	Income (loss) from continuing operations before income tax expense (b)	Net income (loss) (b)	Identifiable assets (c)	Long-lived assets (d)
2013
Canada	$171	$64	$1,266	$704	$—
Europe (e)	(8)	(18)	(88)	1,972	—
Latin America	—	7	300	29	—
Asia-Pacific	1	(2)	117	520	—

Total foreign	164	51	1,595	3,225	—
Total domestic (f)	4,099	306	(1,234)	147,915	17,916

Total	$4,263	$357	$361	$151,140	$17,916

2012
Canada	$233	$48	$295	$13,362	$1
Europe (e)	(28)	(14)	183	10,971	16
Latin America	2	(19)	219	8,050	33
Asia-Pacific	4	3	99	395	—

Total foreign	211	18	796	32,778	50
Total domestic (f)	4,254	496	400	149,542	13,831

Total	$4,465	$514	$1,196	$182,320	$13,881

2011
Canada	$174	$(13)	$436	$15,156	$282
Europe (e)	(42)	(3)	175	9,976	92
Latin America	4	(18)	104	7,647	30
Asia-Pacific	2	—	69	292	—

Total foreign	138	(34)	784	33,071	404
Total domestic (f)	3,274	(143)	(941)	150,470	9,236

Total	$3,412	$(177)	$(157)	$183,541	$9,640

(a)	Revenue consists of net financing revenue and total other revenue as presented in our Consolidated Statement of Income.

(b)	The domestic amounts include original discount amortization of $262 million, $349 million, and $925 million for the years ended December 31, 2013, 2012, and 2011, respectively.

(c)	Identifiable assets consist of total assets excluding goodwill.

(d)	Long-lived assets consist of investment in operating leases, net, and net property and equipment.

(e)	Amounts include eliminations between our foreign operations.

(f)	Amounts include eliminations between our domestic and foreign operations.